Drilling units (Details) (Drilling units [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Drilling units [Member]
Drilling units [Line Items]
Cost	$ 15,177	$ 12,898
Accumulated depreciation	(2,283)	(1,675)
Net book value	12,894	11,223
Depreciation and amortization expense	$ 608	$ 547	$ 448